Provisions	12 Months Ended
Dec. 31, 2017
Provisions
Provisions

C11  Provisions

	2017	2016

	£m	£m
Provision in respect of defined benefit pension schemesC9	180	288
Other provisions (see below)	943	659

Total provisions	1,123	947

Analysis of other provisions:

	2017	2016

	£m	£m
At 1 January	659	519
Charged to income statement:
Additional provisions	542	381
Unused amounts released	(9)	(53)
Used during the year	(239)	(222)
Exchange differences	(10)	34

Total at 31 December	943	659

Other provisions comprise staff benefits provisions of £453 million (2016: £415 million) that are generally expected to be paid out within the next three years, other provisions of £121 million (2016: £69 million) and a provision for review of past annuity sales after utilisation during the year of £369 million (2016: £175 million). Prudential has agreed with the Financial Conduct Authority (FCA) to review annuities sold without advice after 1 July 2008 to its contract-based defined contribution pension customers. The review will examine whether customers were given sufficient information about their potential eligibility to purchase an enhanced annuity, either from Prudential or another pension provider. The FCA formally released its redress calculation methodology in early 2018 and accordingly Prudential reassessed the provision held to cover the costs of undertaking the review and any potential redress. At 31 December 2017, following this reassessment, the gross provision was increased to £400 million (2016: £175 million), excluding any utilisation during the year. The ultimate amount that will be expended by the Group on the review, which is currently expected to be completed in 2019, remains uncertain. Although the Group's professional indemnity insurance is expected to mitigate the overall financial impact of this review, with potential insurance recoveries of up to £175 million, no such recovery has been factored into the provision, in accordance with the requirements of IAS 37 'Provisions, Contingent Liabilities and Contingent Assets'.